Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2025-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 8-29-2025	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		9/18/2025
2	Payment Date		9/22/2025
3	Collection Period	8/1/2025	8/29/2025	29
4	Monthly Interest Period - Actual/360	8/20/2025	9/21/2025	33
5	Monthly Interest - 30/360			30
6	SOFR Adjustment Date		8/18/2025

B.	SUMMARY
			Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
7	Class A-1 Notes		257,000,000.00	21,300,213.29	21,300,213.29	-	-
8	Class A-2-A Notes		229,500,000.00	229,500,000.00	8,626,853.66	220,873,146.34	0.9624102
9	Class A-2-B Notes		229,500,000.00	229,500,000.00	8,626,853.66	220,873,146.34	0.9624102
10	Class A-3 Notes		459,000,000.00	459,000,000.00	-	459,000,000.00	1.0000000
11	Class A-4 Notes		75,000,000.00	75,000,000.00	-	75,000,000.00	1.0000000
12	Total Securities		$1,250,000,000.00	$1,014,300,213.29	$38,553,920.62	$975,746,292.67

13	Overcollateralization		52,083,967.12	52,083,967.12		52,083,967.12
14	Adjusted Pool Balance		$1,302,083,967.12	$1,066,384,180.41	$38,553,920.62	$1,027,830,259.79
15	YSOC		125,389,657.08	100,592,064.76		96,696,204.90
16	Net Pool Balance		$1,427,473,624.20	$1,166,976,245.17	$38,553,920.62	$1,124,526,464.69

					Per $1000	Principal & Interest	Per $1000
		Coupon Rate	SOFR Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
17	Class A-1 Notes	4.45100%	N/A	86,906.65	0.3381582	21,387,119.94	83.2183655
18	Class A-2-A Notes	4.51000%	N/A	862,537.50	3.7583333	9,489,391.16	41.3481096
19	Class A-2-B Notes	4.78503%	4.34503%	1,006,650.69	4.3862775	9,633,504.35	41.9760538
20	Class A-3 Notes	4.50000%	N/A	1,721,250.00	3.7500000	1,721,250.00	3.7500000
21	Class A-4 Notes	4.61000%	N/A	288,125.00	3.8416667	288,125.00	3.8416667
22	Total Securities			3,965,469.84		42,519,390.45

C.	COLLECTIONS AND AVAILABLE FUNDS
23	Scheduled Principal Payments Received	22,925,125.02
24	Scheduled Interest Payments Received	5,150,604.44
25	Prepayments of Principal Received	17,381,395.72
26	Liquidation Proceeds	637,325.24
27	Recoveries Received	433,140.61
28	Other Payments Received to Reduce Principal
29	Subtotal: Total Collections	46,527,591.03
30	Repurchased Receivables	-
31	Reserve Account Excess Amount (Item 94)	11,644.39
32	Total Available Funds, prior to Servicer Advances	46,539,235.42
33	Servicer Advance (Item 77)	-
34	Total Available Funds + Servicer Advance	46,539,235.42
35	Reserve Account Draw Amount (Item 80)	-
36	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	46,539,235.42

D.	DISTRIBUTIONS
	Distribution Summary:
37	Prior Advance Reimbursement (Item 83)	-
38	Servicing Fees (Item 45)	972,480.20
39	Class A Noteholder Interest (Item 56)	3,965,469.84
40	Principal Distribution Amount (Item 81)	38,553,920.62
41	Amount Paid to Reserve Account to Reach Specified Balance	-
42	Other Amounts Paid to Trustees	-
43	Certificateholders Principal Distribution Amount	-
44	Remaining Funds to Seller	3,047,364.76

	Distribution Detail:	Due	Shortfall	Paid
45	Servicing Fees	972,480.20	-	972,480.20

	Pro rata:
46	Class A-1 Interest	86,906.65	-	86,906.65
47	Class A-2-A Interest	862,537.50	-	862,537.50
48	Class A-2-B Interest	1,006,650.69		1,006,650.69
49	Class A-3 Interest	1,721,250.00	-	1,721,250.00
50	Class A-4 Interest	288,125.00	-	288,125.00
51	Class A-1 Interest Carryover Shortfall	-	-	-
52	Class A-2-A Interest Carryover Shortfall	-	-	-
53	Class A-2-B Interest Carryover Shortfall	-	-	-
54	Class A-3 Interest Carryover Shortfall	-	-	-
55	Class A-4 Interest Carryover Shortfall	-	-	-
56	Class A Noteholder Interest	3,965,469.84	-	3,965,469.84

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
57	Beginning Adjusted Pool Balance			1,066,384,180.41
58	Beginning Net Pool Balance		1,166,976,245.17
59	Receipts of Scheduled Principal		(22,925,125.02)
60	Receipts of Prepaid Principal		(17,381,395.72)
61	Liquidation Proceeds		(637,325.24)
62	Other Collections of Principal		-
63	Principal Amount of Repurchases		-
64	Principal Amount of Defaulted Receivables		(1,505,934.50)
65	Ending Net Pool Balance		1,124,526,464.69
66	Yield Supplement Overcollateralization Amount		96,696,204.90
67	Adjusted Pool Balance		1,027,830,259.79
68	Less: Adjusted Pool Balance - End of Collection Period			1,027,830,259.79
69	Calculated Principal Distribution Amount			38,553,920.62

	Calculation of Servicer Advance:
70	Available Funds, prior to Servicer Advances (Item 32)			46,539,235.42
71	Less: Prior Advance Reimbursement (Item 37)			-
72	Less: Servicing Fees Paid (Item 38)			972,480.20
73	Less: Interest Paid to Noteholders (Item 39)			3,965,469.84
74	Less: Calculated Principal Distribution (Item 69)			38,553,920.62
75	Equals: Remaining Available Funds before Servicer Advance			3,047,364.76
76	Monthly Loan Payments Due on Included Units but not received (N/A if Item 75 > 0)			N/A
77	Servicer Advance (If Item 75 < 0, lesser of Item 75 and Item 76, else 0)			-

	Calculation of Reserve Account Draw Amount:
78	Remaining Available Funds, before Reserve Account Draw (Item 75 plus Item 77)			3,047,364.76
79	Available Funds Shortfall Amount (If Item 78 < 0, Item 78, else 0)			-
80	Reserve Account Draw Amount (If Item 79 is > 0, Lesser of Reserve Acct Balance and Item 79)			-

81	Principal Distribution Amount (Item 69 - Available Funds Shortfall + Reserve Account Draw Amt)			38,553,920.62

	Reconciliation of Servicer Advance:
82	Beginning Balance of Servicer Advance			-
83	Less: Prior Advance Reimbursement			-
84	Plus: Additional Servicer Advances for Current Period			-
85	Ending Balance of Servicer Advance			-

F.	RESERVE ACCOUNT
	Reserve Account Balances:
86	Specified Reserve Account Balance (Lesser of (a) $3,255,209.92, and (b) the aggregate note balance)			3,255,209.92
87	Initial Reserve Account Balance			3,255,209.92
88	Beginning Reserve Account Balance			3,255,209.92
89	Plus: Net Investment Income for the Collection Period			11,644.39
90	Subtotal: Reserve Fund Available for Distribution			3,266,854.31
91	Plus: Deposit of Excess Available Funds (Item 41)			-
92	Less: Reserve Account Draw Amount (Item 80)			-
93	Subtotal Reserve Account Balance			3,266,854.31
94	Less: Reserve Account Excess Amount to Available Funds (If Item 93 > Item 86)			11,644.39
95	Equals: Ending Reserve Account Balance			3,255,209.92

96	Change in Reserve Account Balance from Immediately Preceding Payment Date			-

G.	POOL STATISTICS
	Collateral Pool Balance Data:	Initial	Prior Period	Current Period
97	Net Pool Balance	1,427,473,624	1,166,976,245	1,124,526,465
98	Number of Current Contracts	47,897	43,543	42,790
99	Weighted Average Loan Rate	5.43%	5.40%	5.39%
100	Average Remaining Term	53.4	47.8	46.9
101	Average Original Term	66.6	66.8	66.8
102	Monthly Prepayment Rate			1.29%

				Outstanding
	Net Credit Loss and Repossession Activity:		Units	Principal Balance
103	Aggregate Outstanding Principal Balance of Charged Off Receivables		61	2,143,259.74
104	Liquidation Proceeds on Related Vehicles			637,325.24
105	Recoveries Received on Receivables Previously Charged Off			433,140.61
106	Net Principal Losses for Current Collection Period		61	1,072,793.89

107	Beginning Net Principal Losses		340	6,165,936.88
108	Net Principal Losses for Current Collection Period		61	1,072,793.89
109	Cumulative Net Principal Losses		401	7,238,730.77
110	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,427,473,624.20)			0.51%
				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance
111	Current	99.06%	42,457	1,113,928,326.42
112	30 - 59 Days Delinquent	0.72%	251	8,044,909.25
113	60 - 89 Days Delinquent	0.23%	82	2,553,229.02
114	90 - 120 Days Delinquent1	0.00%	-	-
115	Total	100.00%	42,790	1,124,526,464.69

H.	DELINQUENCY AND NET LOSS RATIOS
	Ratio of Net Principal Losses to the Pool balance as of Each Collection Period	Percentage
116	Current Period	0.09%
117	Prior Period	0.10%
118	Two Periods Prior	0.11%
119	Three Periods Prior	0.08%
120	Four Period Average (Current and Three Prior Collection Periods)	0.10%

	Total Delinquencies - Ratio of Principal Balance of 60-Day Delinquent Receivables to the Pool balance as of Each Collection Period	Percentage
121	Current Period	0.23%
122	Prior Period	0.16%
123	Two Periods Prior	0.16%
124	Three Periods Prior	0.13%
125	Four Period Average (Current and Three Prior Collection Periods)	0.17%

126	Delinquncy Trigger	3.22%
127	Delinquency Percentage (60-Day Delinquent Receivables)	0.23%
128	Delinquency Trigger occurred in this collection Period?	No

Summary of Material Modifications, Extensions or Waivers
None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants
None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
None in the current month

Credit Risk Retention Information (To appear on the first servicing certificate after closing)